Oaktree Emerging Markets Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Argentina - 1.7%
YPF SA - ADR (a)	108,600	$5,019,492

Brazil - 12.3%
Banco do Brasil SA	664,910	2,960,090
Embraer SA - ADR	28,056	1,664,843
Itau Unibanco Holding SA - ADR	761,828	6,384,119
Localiza Rent a Car SA	571,215	5,187,400
Magazine Luiza SA	1,644,304	2,774,447
Petroleo Brasileiro SA - ADR	385,174	7,992,360
PRIO SA (a)	109,762	1,404,909
WEG SA	513,752	5,050,388
XP, Inc. - Class A	199,519	3,798,842
		37,217,398

Chile - 3.2%
Barrick Mining Corp.	178,194	7,268,533
Capstone Copper Corp. (a)	311,199	2,337,105
		9,605,638

China - 32.6% (b)
Alibaba Group Holding Ltd.	878,476	13,769,663
Aluminum Corp. of China Ltd.	3,558,243	5,983,994
Baidu, Inc. - Class A (a)	256,555	3,586,175
Bilibili, Inc. - Class Z (a)	124,388	2,803,837
BYD Co. Ltd. - Class H	254,637	3,481,228
China Mengniu Dairy Co. Ltd.	1,536,010	3,393,512
China Resources Land Ltd.	892,419	3,307,601
China Tourism Group Duty Free Corp. Ltd.	113,595	1,167,468
Contemporary Amperex Technology Co. Ltd. - Class H	103,766	8,270,997
Damai Entertainment Holdings Ltd. (a)	6,330,565	517,103
DiDi Global, Inc. - ADR (a)	318,889	1,310,634
Eastroc Beverage Group Co. Ltd. - Class H (a)	25,171	647,797
Huaming Power Equipment Co. Ltd. - Class A	758,868	3,002,144
Insilico Medicine Cayman TopCo (a)	258,159	1,843,711
Ping An Insurance Group Co. of China Ltd.	738,384	5,677,593
Sany Heavy Industry Co. Ltd. - Class H (a)	648,305	1,755,746
Tencent Holdings Ltd.	206,809	13,043,936
Weichai Power Company Ltd.	479,339	1,699,844
WuXi AppTec Company Ltd. (c)	392,119	6,005,477
Wuxi Lead Intelligent Equipment Co. Ltd. - Class H (a)	299,566	1,578,594
Xiaomi Corp. - Class B (a)(c)	671,182	2,772,426
Zhongji Innolight Co. Ltd. - Class A	16,369	1,402,317
Zijin Gold International Co. Ltd. (a)	171,160	3,895,400
Zijin Mining Group Co. Ltd.	1,658,849	7,462,330
		98,379,527

Greece - 1.8%
Alpha Bank SA	1,473,480	5,465,641

Hong Kong - 1.5%
Hong Kong Exchanges & Clearing Ltd.	60,536	3,053,920
Techtronic Industries Co. Ltd.	106,542	1,414,903
		4,468,823

India - 7.2%
Bharti Airtel Ltd.	189,398	3,599,205
GMR Airports Ltd. (a)	1,966,351	1,772,350
HDFC Bank Ltd. - ADR	126,519	3,147,793
Hindustan Zinc Ltd.	485,066	2,615,848
JSW Infrastructure Ltd.	673,557	1,731,398
Reliance Industries Ltd. - GDR (c)	85,414	5,021,618
Shriram Finance Ltd. (a)	410,295	3,817,313
		21,705,525

Indonesia - 1.5%
Freeport-McMoRan, Inc.	74,995	4,408,206

Mexico - 3.0%
Fresnillo PLC	170,492	7,557,184
Ternium SA - ADR	38,186	1,533,168
		9,090,352

Russia - 0.0% (d)
Sberbank of Russia PJSC - ADR (a)(e)	39,273	0

South Africa - 5.9%
Absa Group Ltd.	207,288	2,985,963
Anglogold Ashanti PLC	153,375	14,932,590
		17,918,553

South Korea - 14.1%
Hana Financial Group, Inc.	48,400	3,528,209
HD Hyundai Electric Co. Ltd.	6,564	3,719,740
Hyundai Engineering & Construction Co. Ltd.	30,816	3,008,546
Samsung Electronics Co. Ltd.	161,387	18,876,048
Samsung Fire & Marine Insurance Co. Ltd.	12,312	3,687,830
Samsung Heavy Industries Co. Ltd. (a)	200,741	3,363,835
SK Hynix, Inc.	8,755	4,967,282
Sung Kwang Bend Co. Ltd.	54,861	1,305,778
		42,457,268

Taiwan - 11.8%
Delta Electronics, Inc.	99,158	4,471,071
Evergreen Marine Corporation Taiwan Ltd.	227,587	1,435,609
Hon Hai Precision Industry Co. Ltd.	469,165	2,867,897
MediaTek, Inc.	63,435	3,042,671
Taiwan Semiconductor Manufacturing Co. Ltd.	408,579	23,629,972
		35,447,220
TOTAL COMMON STOCKS (Cost $190,468,402)		291,183,643

PREFERRED STOCKS - 0.1%	Shares	Value
Brazil - 0.1%
Localiza Rent a Car SA, 0.00%	21,977	190,543
TOTAL PREFERRED STOCKS (Cost $0)		190,543

TOTAL INVESTMENTS - 96.7% (Cost $190,468,402)		291,374,186
Other Assets in Excess of Liabilities - 3.3%		10,065,537
TOTAL NET ASSETS - 100.0%		$301,439,723

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $13,799,521 or 4.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

 Oaktree Emerging Markets Equity Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$81,245,021	$209,938,622	$–	(1)	$291,183,643
Preferred Stocks	190,543	–	–		190,543
Total Investments	$81,435,564	$209,938,622	$–		$291,374,186

For further information regarding security characteristics, see the Schedule of Investments.

(1) Investment categorized as a Level 3 security that is effectively valued at zero.